WARRANT LIABILITY - Reconciliation of warrant liability (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Fair value at beginning	$ 2,804	¥ 19,520
Change in fair value	1,195	8,322
Conversion to Series B-1 Preferred Shares	(3,999)	(27,842)
Fair value at ending	$ 0	¥ 0